Subordinated liabilities - Preference Shares (Details) £ / shares in Units, £ in Millions	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Preference Shares [Line Items]
Shares outstanding (in number of shares) | shares	60,913,240,420
Share capital | £	£ 6,062		£ 6,358
Preference shares £m
Preference Shares [Line Items]
Shares outstanding (in number of shares) | shares	296,227,449		343,501,265	343,501,265
Share capital | £	£ 74		£ 86	£ 86
% of share capital	0.49%		0.54%	0.50%
Preference shares £m | 6% Non-cumulative Redeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.00%
Shares outstanding (in number of shares) | shares	400		400	400
Share capital | £	£ 0		£ 0	£ 0
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.00%		0.00%	0.00%
Preference shares £m | 6.475% Non-cumulative Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.475%
Shares outstanding (in number of shares) | shares	0		47,273,816	47,273,816
Share capital | £	£ 0		£ 12	£ 12
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.00%		0.07%	0.07%
Preference shares £m | 9.25% Non-cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.25%
Shares outstanding (in number of shares) | shares	252,510,147		252,510,147	252,510,147
Share capital | £	£ 63		£ 63	£ 63
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.42%		0.40%	0.37%
Preference shares £m | 9.75% Non-cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.75%
Shares outstanding (in number of shares) | shares	43,630,285		43,630,285	43,630,285
Share capital | £	£ 11		£ 11	£ 11
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.07%		0.07%	0.06%
Preference shares £m | 6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.413%
Shares outstanding (in number of shares) | shares	48,990		48,990	48,990
Share capital | £	£ 0		£ 0	£ 0
Par value per share (in GBP per share) | $ / shares		$ 0.25
% of share capital	0.00%		0.00%	0.00%
Preference shares £m | 6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.657%
Shares outstanding (in number of shares) | shares	37,627		37,627	37,627
Share capital | £	£ 0		£ 0	£ 0
Par value per share (in GBP per share) | $ / shares		$ 0.25
% of share capital	0.00%		0.00%	0.00%